TAXATION	12 Months Ended
Mar. 31, 2024
Income taxes [Abstract]
TAXATION	TAXATION
(i) Reconciliation of income taxes: Income tax expense differs from the amounts that would be obtained by applying the combined Canadian basic federal and provincial income tax rate to income before income taxes. These differences result from the following items:

Years ended	Note	March 31 2024	March 31 2023
Income before income taxes and non-controlling interest		$246,687	$159,771
Combined Canadian basic federal and provincial income tax rate		26.50%	26.50%
Income tax expense based on combined Canadian basic federal and provincial income tax rate		$65,372	$42,339

Increase (decrease) in income taxes resulting from:
Adjustments in respect of current income tax of previous periods		603	(4,269)
Non-taxable items net of non-deductible items		(14,391)	(4,649)
Unrecognized assets		12,001	9,428
Income taxed at different rates and statutory rate changes		(8,843)	(10,030)
Manufacturing and processing allowance and all other items		(2,236)	(749)
At the effective income tax rate of 21% (March 31, 2023 – 20%)		$52,506	$32,070

Income tax expense reported in the consolidated statements of income:
Current tax expense		$82,421	$69,612
Deferred tax recovery		(29,915)	(37,542)
		$52,506	$32,070

Deferred tax related to items charged or credited directly to equity and goodwill:
Loss on revaluation of cash flow hedges		$(2,212)	$(3,495)
Opening deferred tax of acquired company	5	(10,963)	(6,727)
Other items recognized through equity		6,215	(7,428)
Income tax charged directly to equity and goodwill		$(6,960)	$(17,650)
Components of deferred income tax assets and liabilities: Deferred income taxes are provided for the differences between accounting and tax bases of assets and liabilities. Deferred income tax assets and liabilities are comprised of the following:

As at	March 31 2024	March 31 2023
Accounting income not currently taxable	$24,782	$(655)
Intangible assets	(128,423)	(127,466)
Investment tax credits taxable in future years when utilized	(5,332)	(7,285)
Loss available for offset against future taxable income	9,537	13,898
Property, plant and equipment	19,001	21,688
Other	4,986	1,698
Net deferred income tax liability	$(75,449)	$(98,122)

Presented as:	March 31 2024	March 31 2023
Deferred income tax assets	$5,904	$6,337
Deferred income tax liabilities	(81,353)	(104,459)
Net deferred income tax liability	$(75,449)	$(98,122)
Unrecognized deferred income tax assets: Deferred income tax assets have not been recognized in respect of the following item:

As at	March 31 2024	March 31 2023
Losses and other assets available for offset against future taxable income	$67,908	$59,076
Loss carryforwards: As at March 31, 2024, the Company has the following net operating loss carryforwards that are scheduled to expire in the following years:

As at	March 31, 2024
Years of expiry	Non-Canadian	Canadian
2025 - 2031	$5,006	$6
2032 - 2044	16,720	5
No expiry	114,626	—
	$136,352	$11

As at	March 31, 2023
Years of expiry	Non-Canadian	Canadian
2024 - 2030	$16,181	$6
2031 - 2043	17,322	3,849
No expiry	105,843	—
	$139,346	$3,855

At March 31, 2024, the Company has U.S. federal and state capital loss carryforwards of $533 (March 31, 2023 – $531) that do not expire, and Canadian capital loss carryforwards of $89,433 (March 31, 2023 - $83,887) that do not expire.
Investment tax credits: As at March 31, 2024, the Company has investment tax credits available to be applied against future taxes payable in Canada of approximately $15,746 and in foreign jurisdictions of approximately $11,268. The investment tax credits are scheduled to expire as follows:

Years of expiry	Gross ITC balance
2031 - 2036	$1,246
2037 - 2044	25,768
$27,014

The benefit of $19,379 (March 31, 2023 - $13,819) of these investment tax credits has been recognized in the consolidated financial statements. Unrecognized investment tax credits are scheduled to expire between 2041 and 2044.

(iii) The Company has determined that as of the reporting date, undistributed profits of its subsidiaries will not be distributed in the foreseeable future.

(iv) There are temporary differences of $7,986 associated with investments in subsidiaries for which no deferred income tax liability has been recognized.

(v) The Company operates in jurisdictions that have enacted or substantively enacted new legislation for the global minimum top-up tax, known as Pillar Two. The legislation will become effective for the Company in its fiscal year ending March 31, 2025, with no current tax impact for the year ended March 31, 2024. The rules ensure that large multinational groups are subject to a minimum tax rate of 15% on income earned in each jurisdiction where they carry on business. While most jurisdictions where the
Company operates have effective tax rates exceeding the required 15% minimum, in jurisdictions where transitional safe harbour relief is unlikely to apply and effective tax rates are expected to be below 15%, the Company expects no significant exposure to Pillar Two income taxes.